                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended   September 30, 2007
                                             ------------------------
Check here if Amendment                         Amendment Number :
                                             ---                  ---
  This Amendment (Check only one):              is a restatement
                                             ---
                                                adds new holdings entries.
                                             ---

Institutional Investment Manager Filing this Report:

Name:     Atlas Capital Management, L.P.
          ------------------------------
Address:  100 Crescent Court, Suite 880
          ------------------------------
          Dallas, Texas 75201
          ------------------------------

Form 13F File Number:   28-10778
                        ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Robert H. Alpert
          ------------------------------------------
Title:    President of RHA, Inc., general partner of
          Atlas Capital Management, L.P.
          ------------------------------------------
Phone:    (214) 999-6082
          ------------------------------------------

Signature, Place and Date of Signing:


   /s/ Robert H. Alpert           Dallas, Texas           November 14, 2007
--------------------------     -------------------     -----------------------
       (Signature)                (City, State)                (Date)

Report Type ( Check only one):

 X   13F HOLDINGS REPORT   (Check here if all holdings of this reporting manager
---  are reported in this report.)

     13F NOTICE (Check here if no holdings reported are in this report, and all --- holdings are reported by other reporting manager(s).)

     13F COMBINATION REPORT (Check here if a portion of the holdings for this --- reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
Form 13F Information Table Entry Total:                  55
Form 13F Information Table Value Total:             406,057
                                           ( in thousands )


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form File No.             Manager Name
---              -------------             ------------

1                28-11608                  Treaty Oak Capital Management L.P.

Column 1             Column 2    Column 3   Column 4             Column 5            Column 6   Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                     Title of                 Value     Shrs or                     Investment    Other        Voting Authority
Name of Issuer        Class       CUSIP    (x $1,000)   prn amt   SH/PRN  Put/Call  Discretion  Managers     Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer
 Services            CL A       008190100       5,843    116,300    SH                 Sole                 116,300       --    --
Alphatec Holdings
 Inc.                COM        02081G102         533    155,000    SH                 Sole                 155,000       --    --
Altra Holdings Inc.  COM        02208R106       5,403    324,144    SH                 Sole                 324,144       --    --
American Greetings
 Corp                CL A       026375105      15,920    603,012    SH                 Sole                 603,012       --    --
AspenBio Pharma
 Inc.                COM        045346103       3,769    390,569    SH                 Sole                 390,569       --    --
Atmel Corp.          COM        049513104      34,274  6,642,312    SH                 Sole               6,642,312       --    --
Basin Water Inc.     COM        07011T306         426     36,000    SH                 Sole                  36,000       --    --
Berkshire Hathaway
 Inc. Del            CL B       084670207      10,034      2,539    SH                 Sole                   2,539       --    --
Biolase Technology
 Inc.                COM        090911108         463     67,654    SH                 Sole                  67,654       --    --
BOK Financial Corp.  COM NEW    05561Q201       3,177     61,801    SH                 Sole                  61,801       --    --
Callon Pete Co Del   COM        13123X102       5,788    415,809    SH                 Sole                 415,809       --    --
Cash America
 International Inc.  COM        14754D100      20,666    549,634    SH                 Sole                 549,634       --    --
Cenveo Inc.          COM        15670S105      18,809    869,572    SH                 Sole                 869,572       --    --
CIT Group Inc.       COM        125581108       3,164     78,700    SH                 Sole                  78,700       --    --
CVS Caremark
 Corporation         COM        126650100      10,236    258,280    SH                 Sole                 258,280       --    --
Diamond Offshore
 Drilling Inc.       COM        25271C102       2,832     25,000    SH                 Sole                  25,000       --    --
Dril-Quip Inc.       COM        262037104         229      4,636    SH                 Other       1             --    4,636    --
Energy Transfer      COM UT
 Equity LP            LTD PTN   29273V100      11,144    324,904    SH                 Sole                 324,904       --    --
ExpressJet
 Holdings, Inc.      CL A       30218U108       4,674  1,512,544    SH                 Sole               1,512,544       --    --
Genco Shipping &
 Trading Ltd.        SHS        Y2685T107       3,932     60,000    SH                 Sole                  60,000       --    --
Genitope Corp        COM        37229P507       2,802    625,554    SH                 Sole                 625,554       --    --
Gentiva Health
 Services Inc.       COM        37247A102       8,251    429,502    SH                 Sole                 429,502       --    --
GlobalSantaFe Corp   SHS        G3930E101       3,088     40,619    SH                 Other       1         33,803    6,826    --
Greenlight Capital
 Re Ltd              Class A    G4095J109      56,969    280,912    SH                 Sole                 280,912       --    --
Helix Energy
 Solutions
 Group, Inc.         COM        42330P107      12,234    288,131    SH                 Other       1        283,500    4,631    --
Hercules
 Offshore, Inc.      COM        427093109      10,974    420,285    SH                 Other       1        416,164    4,121    --
Indymac Bancorp Inc  COM        456607100         322        253    SH      PUT        Sole                     253       --    --
Innerworkings Inc.   COM        45773Y105      13,262    769,700    SH                 Sole                 769,700       --    --
LSI Corporation      COM        502161102       6,166    831,000    SH                 Sole                 831,000       --    --
Martek Biosciences
 Corporation         COM        572901106       3,803    131,000    SH                 Sole                 131,000       --    --

National Oilwell
 Varco Inc.          COM        637071101         470      3,251    SH                 Other       1             --    3,251    --
Noble Energy Inc.    COM        655044105       2,764     56,357    SH                 Other       1         50,000    6,357    --
Odyssey Marine
 Exploration Inc.    COM        676118102         771    124,619    SH                 Sole                 124,619       --    --
Oil States Int'l
 Inc.                COM        678026105         223      4,613    SH                 Other       1             --    4,613    --
Par Pharmaceutical
 Cos Inc             COM        69888P106       5,234    282,000    SH                 Sole                 282,000       --    --
Penn Treaty Amern
 Corp.               COM NEW    707874400       7,032  1,204,169    SH                 Sole               1,204,169       --    --
Pinnacle Airlines
 Corp.               COM        723443107      11,661    727,873    SH                 Sole                 727,873       --    --
QLT Inc.             COM        746927102       5,410    950,758    SH                 Sole                 950,758       --    --
R. H. Donnelley
 Corp.               COM NEW    74955W307      16,398    292,713    SH                 Sole                 292,713       --    --
Republic Airways
 Holdings Inc.       COM        760276105       9,712    458,759    SH                 Sole                 458,759       --    --
Semgroup Energy      COM UNIT
 Partners LP          LP        81662W108         580     20,000    SH                 Sole                  20,000       --    --
Silverleaf Resorts
 Inc.                COM        828395103         238     44,900    SH                 Sole                  44,900       --    --
Standard Pacific
 Corp New            COM        85375C101       1,369    249,300    SH                 Sole                 249,300       --    --
Steak N Shake Co.    COM        857873103      10,773    717,700    SH                 Sole                 717,700       --    --
Syntax Brillian
 Corporation         COM        87163L103         832    204,300    SH                 Sole                 204,300       --    --
Titanium Metals
 Corp.               COM NEW    888339207      14,798    440,943    SH                 Sole                 440,943       --    --
TNS Inc.             COM        872960109      17,177  1,069,571    SH                 Sole               1,069,571       --    --
Transocean Inc.      ORD        G90078109       6,124     54,167    SH                 Other       1         50,000    4,167    --
UnitedHealth Group
 Inc.                COM        91324P102       6,178    127,556    SH                 Sole                 127,556       --    --
USEC, Inc.           COM        90333E108       2,451    239,100    SH                 Sole                 239,100       --    --
Valassis
 Communications
 Inc.                COM        918866104         620     69,500    SH                 Sole                  69,500       --    --
Valero Energy Corp
 New                 COM        91913Y100         471      7,010    SH                 Other       1             --    7,010    --
Wonder Auto
 Technology Inc.     COM        978166106         476     61,477    SH                 Sole                  61,477       --    --
Xinhua Fin Media     SPONSORED
 Ltd.                 ADR       983982109       3,989    520,800    SH                 Sole                 520,800       --    --
Zenith National
 Ins. Corp.          COM        989390109       1,122     25,000    SH                 Sole                  25,000       --    --